Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 29, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustWEALTH SHARES (TICKER CAIXX)
SERVICE SHARES (TICKER CACXX)
CASH II SHARES (TICKER CALXX)
CASH SERIES SHARES (TICKER CCSXX)
CAPITAL SHARES (TICKER CCCXX)SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 29, 2024The following changes are effective January 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses” in each share classes “Fund Summary Information,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Wealth Shares (WS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)WSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)WSManagement Fee[1]0.25%Distribution (12b-1) FeeNoneOther Expenses0.15%[2]Total Annual Fund Operating Expenses[1]0.40%Fee Waivers and/or Expense Reimbursements[1,3](0.12)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.28%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Fund may incur and pay shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the WS class of the Fund. The WS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.28% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$413 Years$1285 Years$22410 Years$505RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Service Shares (SS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)SSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)SSManagement Fee[1]0.25%Distribution (12b-1) FeeNoneOther Expenses0.40%Total Annual Fund Operating Expenses[1]0.65%Fee Waivers and/or Expense Reimbursements[1,2](0.12)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.53%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.53% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$663 Years$2085 Years$36210 Years$810RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Cash II Shares (CII) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)CIIMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)CIIManagement Fee[1]0.25%Distribution (12b-1) Fee0.20%Other Expenses0.40%Total Annual Fund Operating Expenses[1]0.85%Fee Waivers and/or Expense Reimbursements[1,2](0.17)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.68%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s CII class (after the voluntary waivers and/or reimbursements) will not exceed 0.68% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$873 Years$2715 Years$47110 Years$1,049RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Cash Series Shares (CS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)CSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)CSManagement Fee[1]0.25%Distribution (12b-1) Fee0.60%Other Expenses0.40%Total Annual Fund Operating Expenses[1]1.25%Fee Waivers and/or Expense Reimbursements[1,2](0.22)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.03%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s CS class (after the voluntary waivers and/or reimbursements) will not exceed 1.03% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$1273 Years$3975 Years$68610 Years$1,511RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Capital Shares (CAP) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)CAPMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)CAPManagement Fee[1]0.25%Distribution (12b-1) FeeNoneOther Expenses0.40%Total Annual Fund Operating Expenses[1]0.65%Fee Waivers and/or Expense Reimbursements[1,2](0.27)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.38%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s CAP class (after the voluntary waivers and/or reimbursements) will not exceed 0.38% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$663 Years$2085 Years$36210 Years$8102. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“ADVISORY FEESThe Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.25% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST – WS CLASS ANNUAL EXPENSE RATIO: 0.40%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginning InvestmentHypothetical Performance EarningsInvestment AfterReturnsHypothetical ExpensesHypothetical EndingInvestment1$10,000.00$500.00$10,500.00$40.92$10,460.002$10,460.00$523.00$10,983.00$42.80$10,941.163$10,941.16$547.06$11,488.22$44.77$11,444.454$11,444.45$572.22$12,016.67$46.83$11,970.895$11,970.89$598.54$12,569.43$48.98$12,521.556$12,521.55$626.08$13,147.63$51.24$13,097.547$13,097.54$654.88$13,752.42$53.60$13,700.038$13,700.03$685.00$14,385.03$56.06$14,330.239$14,330.23$716.51$15,046.74$58.64$14,989.4210$14,989.42$749.47$15,738.89$61.34$15,678.93Cumulative$6,172.76$505.18FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST – SS CLASS ANNUAL EXPENSE RATIO: 0.65%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginning InvestmentHypothetical Performance EarningsInvestment AfterReturnsHypothetical ExpensesHypothetical EndingInvestment1$10,000.00$500.00$10,500.00$66.41$10,435.002$10,435.00$521.75$10,956.75$69.30$10,888.923$10,888.92$544.45$11,433.37$72.32$11,362.594$11,362.59$568.13$11,930.72$75.46$11,856.865$11,856.86$592.84$12,449.70$78.75$12,372.636$12,372.63$618.63$12,991.26$82.17$12,910.847$12,910.84$645.54$13,556.38$85.75$13,472.468$13,472.46$673.62$14,146.08$89.48$14,058.519$14,058.51$702.93$14,761.44$93.37$14,670.0610$14,670.06$733.50$15,403.56$97.43$15,308.21Cumulative$6,101.39$810.44FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST – CII CLASS ANNUAL EXPENSE RATIO: 0.85%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginning InvestmentHypothetical Performance EarningsInvestment AfterReturnsHypothetical ExpensesHypothetical EndingInvestment1$10,000.00$500.00$10,500.00$86.76$10,415.002$10,415.00$520.75$10,935.75$90.36$10,847.223$10,847.22$542.36$11,389.58$94.11$11,297.384$11,297.38$564.87$11,862.25$98.02$11,766.225$11,766.22$588.31$12,354.53$102.09$12,254.526$12,254.52$612.73$12,867.25$106.32$12,763.087$12,763.08$638.15$13,401.23$110.74$13,292.758$13,292.75$664.64$13,957.39$115.33$13,844.409$13,844.40$692.22$14,536.62$120.12$14,418.9410$14,418.94$720.95$15,139.89$125.10$15,017.33Cumulative$6,044.98$1,048.95FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST – CS CLASS ANNUAL EXPENSE RATIO: 1.25%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginning InvestmentHypothetical Performance EarningsInvestment AfterReturnsHypothetical ExpensesHypothetical EndingInvestment1$10,000.00$500.00$10,500.00$127.34$10,375.002$10,375.00$518.75$10,893.75$132.12$10,764.063$10,764.06$538.20$11,302.26$137.07$11,167.714$11,167.71$558.39$11,726.10$142.21$11,586.505$11,586.50$579.33$12,165.83$147.55$12,020.996$12,020.99$601.05$12,622.04$153.08$12,471.787$12,471.78$623.59$13,095.37$158.82$12,939.478$12,939.47$646.97$13,586.44$164.78$13,424.709$13,424.70$671.24$14,095.94$170.96$13,928.1310$13,928.13$696.41$14,624.54$177.37$14,450.43Cumulative$5,933.93$1,511.30FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST – CAP CLASS ANNUAL EXPENSE RATIO: 0.65%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginning InvestmentHypothetical Performance EarningsInvestment AfterReturnsHypothetical ExpensesHypothetical EndingInvestment1$10,000.00$500.00$10,500.00$66.41$10,435.002$10,435.00$521.75$10,956.75$69.30$10,888.923$10,888.92$544.45$11,433.37$72.32$11,362.594$11,362.59$568.13$11,930.72$75.46$11,856.865$11,856.86$592.84$12,449.70$78.75$12,372.636$12,372.63$618.63$12,991.26$82.17$12,910.847$12,910.84$645.54$13,556.38$85.75$13,472.468$13,472.46$673.62$14,146.08$89.48$14,058.519$14,058.51$702.93$14,761.44$93.37$14,670.0610$14,670.06$733.50$15,403.56$97.43$15,308.21Cumulative$6,101.39$810.44December 23, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456924 (12/24)© 2024 Federated Hermes, Inc.Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustWEALTH SHARES (TICKER CAIXX)SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 29, 2024The following changes are effective January 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Wealth Shares (WS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)WSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)WSManagement Fee10.25%Distribution (12b-1) FeeNoneOther Expenses0.15%2Total Annual Fund Operating Expenses10.40%Fee Waivers and/or Expense Reimbursements1,3(0.12)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.28%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Fund may incur and pay shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the WS class of the Fund. The WS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.28% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$413 Years$1285 Years$22410 Years$5052. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“ADVISORY FEESThe Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.25% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the table in its entirety with the following:FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST – WS CLASSANNUAL EXPENSE RATIO: 0.40%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginning InvestmentHypothetical Performance EarningsInvestment AfterReturnsHypothetical ExpensesHypothetical EndingInvestment1$10,000.00$500.00$10,500.00$40.92$10,460.002$10,460.00$523.00$10,983.00$42.80$10,941.163$10,941.16$547.06$11,488.22$44.77$11,444.454$11,444.45$572.22$12,016.67$46.83$11,970.895$11,970.89$598.54$12,569.43$48.98$12,521.556$12,521.55$626.08$13,147.63$51.24$13,097.547$13,097.54$654.88$13,752.42$53.60$13,700.038$13,700.03$685.00$14,385.03$56.06$14,330.239$14,330.23$716.51$15,046.74$58.64$14,989.4210$14,989.42$749.47$15,738.89$61.34$15,678.93Cumulative$6,172.76$505.18December 23, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456925 (12/24)© 2024 Federated Hermes, Inc.Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustWEALTH SHARES (TICKER CAIXX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED FEBRUARY 29, 2024The following changes are effective January 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses” in each share classes “Fund Summary Information,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Wealth Shares (WS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)WSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)WSManagement Fee[1]0.25%Distribution (12b-1) FeeNoneOther Expenses0.15%[2]Total Annual Fund Operating Expenses[1]0.40%Fee Waivers and/or Expense Reimbursements[1,3](0.12)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.28%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Fund may incur and pay shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the WS class of the Fund. The WS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.28% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$413 Years$1285 Years$22410 Years$505December 23, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456936 (12/24)© 2024 Federated Hermes, Inc.Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustSERVICE SHARES (TICKER CACXX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED FEBRUARY 29, 2024The following changes are effective January 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Service Shares (SS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)SSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)SSManagement Fee[1]0.25%Distribution (12b-1) FeeNoneOther Expenses0.40%Total Annual Fund Operating Expenses[1]0.65%Fee Waivers and/or Expense Reimbursements[1,2](0.12)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.53%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.53% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$663 Years$2085 Years$36210 Years$810December 23, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456934 (12/24)© 2024 Federated Hermes, Inc.Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustCASH II SHARES (TICKER CALXX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED FEBRUARY 29, 2024The following changes are effective January 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Cash II Shares (CII) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)CIIMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)CIIManagement Fee[1]0.25%Distribution (12b-1) Fee0.20%Other Expenses0.40%Total Annual Fund Operating Expenses[1]0.85%Fee Waivers and/or Expense Reimbursements[1,2](0.17)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.68%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s CII class (after the voluntary waivers and/or reimbursements) will not exceed 0.68% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$873 Years$2715 Years$47110 Years$1,049December 23, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456932 (12/24)© 2024 Federated Hermes, Inc.Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustCASH SERIES SHARES (TICKER CCSXX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED FEBRUARY 29, 2024The following changes are effective January 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Cash Series Shares (CS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)CSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)CSManagement Fee[1]0.25%Distribution (12b-1) Fee0.60%Other Expenses0.40%Total Annual Fund Operating Expenses[1]1.25%Fee Waivers and/or Expense Reimbursements[1,2](0.22)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.03%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s CS class (after the voluntary waivers and/or reimbursements) will not exceed 1.03% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$1273 Years$3975 Years$68610 Years$1,511December 23, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456933 (12/24)© 2024 Federated Hermes, Inc.Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustCAPITAL SHARES (TICKER CCCXX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED FEBRUARY 29, 2024The following changes are effective January 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Capital Shares (CAP) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)CAPMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)CAPManagement Fee[1]0.25%Distribution (12b-1) FeeNoneOther Expenses0.40%Total Annual Fund Operating Expenses[1]0.65%Fee Waivers and/or Expense Reimbursements[1,2](0.27)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.38%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s CAP class (after the voluntary waivers and/or reimbursements) will not exceed 0.38% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$663 Years$2085 Years$36210 Years$810December 23, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456927 (12/24)© 2024 Federated Hermes, Inc.Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustWEALTH SHARES (TICKER CAIXX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED FEBRUARY 29, 2024The following changes are effective January 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Wealth Shares (WS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)WSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)WSManagement Fee10.25%Distribution (12b-1) FeeNoneOther Expenses0.15%2Total Annual Fund Operating Expenses10.40%Fee Waivers and/or Expense Reimbursements1,3(0.12)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.28%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Fund may incur and pay shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the WS class of the Fund. The WS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.28% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$413 Years$1285 Years$22410 Years$505December 23, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456935 (12/24)© 2024 Federated Hermes, Inc.
Federated Hermes California Municipal Cash Trust
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustWEALTH SHARES (TICKER CAIXX)
SERVICE SHARES (TICKER CACXX)
CASH II SHARES (TICKER CALXX)
CASH SERIES SHARES (TICKER CCSXX)
CAPITAL SHARES (TICKER CCCXX)SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 29, 2024The following changes are effective January 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses” in each share classes “Fund Summary Information,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Wealth Shares (WS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)WSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)WSManagement Fee[1]0.25%Distribution (12b-1) FeeNoneOther Expenses0.15%[2]Total Annual Fund Operating Expenses[1]0.40%Fee Waivers and/or Expense Reimbursements[1,3](0.12)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.28%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Fund may incur and pay shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the WS class of the Fund. The WS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.28% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$413 Years$1285 Years$22410 Years$505RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Service Shares (SS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)SSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)SSManagement Fee[1]0.25%Distribution (12b-1) FeeNoneOther Expenses0.40%Total Annual Fund Operating Expenses[1]0.65%Fee Waivers and/or Expense Reimbursements[1,2](0.12)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.53%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.53% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$663 Years$2085 Years$36210 Years$810RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Cash II Shares (CII) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)CIIMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)CIIManagement Fee[1]0.25%Distribution (12b-1) Fee0.20%Other Expenses0.40%Total Annual Fund Operating Expenses[1]0.85%Fee Waivers and/or Expense Reimbursements[1,2](0.17)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.68%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s CII class (after the voluntary waivers and/or reimbursements) will not exceed 0.68% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$873 Years$2715 Years$47110 Years$1,049RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Cash Series Shares (CS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)CSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)CSManagement Fee[1]0.25%Distribution (12b-1) Fee0.60%Other Expenses0.40%Total Annual Fund Operating Expenses[1]1.25%Fee Waivers and/or Expense Reimbursements[1,2](0.22)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.03%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s CS class (after the voluntary waivers and/or reimbursements) will not exceed 1.03% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$1273 Years$3975 Years$68610 Years$1,511RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Capital Shares (CAP) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)CAPMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)CAPManagement Fee[1]0.25%Distribution (12b-1) FeeNoneOther Expenses0.40%Total Annual Fund Operating Expenses[1]0.65%Fee Waivers and/or Expense Reimbursements[1,2](0.27)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.38%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s CAP class (after the voluntary waivers and/or reimbursements) will not exceed 0.38% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$663 Years$2085 Years$36210 Years$8102. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“ADVISORY FEESThe Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.25% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST – WS CLASS ANNUAL EXPENSE RATIO: 0.40%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginning InvestmentHypothetical Performance EarningsInvestment AfterReturnsHypothetical ExpensesHypothetical EndingInvestment1$10,000.00$500.00$10,500.00$40.92$10,460.002$10,460.00$523.00$10,983.00$42.80$10,941.163$10,941.16$547.06$11,488.22$44.77$11,444.454$11,444.45$572.22$12,016.67$46.83$11,970.895$11,970.89$598.54$12,569.43$48.98$12,521.556$12,521.55$626.08$13,147.63$51.24$13,097.547$13,097.54$654.88$13,752.42$53.60$13,700.038$13,700.03$685.00$14,385.03$56.06$14,330.239$14,330.23$716.51$15,046.74$58.64$14,989.4210$14,989.42$749.47$15,738.89$61.34$15,678.93Cumulative$6,172.76$505.18FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST – SS CLASS ANNUAL EXPENSE RATIO: 0.65%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginning InvestmentHypothetical Performance EarningsInvestment AfterReturnsHypothetical ExpensesHypothetical EndingInvestment1$10,000.00$500.00$10,500.00$66.41$10,435.002$10,435.00$521.75$10,956.75$69.30$10,888.923$10,888.92$544.45$11,433.37$72.32$11,362.594$11,362.59$568.13$11,930.72$75.46$11,856.865$11,856.86$592.84$12,449.70$78.75$12,372.636$12,372.63$618.63$12,991.26$82.17$12,910.847$12,910.84$645.54$13,556.38$85.75$13,472.468$13,472.46$673.62$14,146.08$89.48$14,058.519$14,058.51$702.93$14,761.44$93.37$14,670.0610$14,670.06$733.50$15,403.56$97.43$15,308.21Cumulative$6,101.39$810.44FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST – CII CLASS ANNUAL EXPENSE RATIO: 0.85%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginning InvestmentHypothetical Performance EarningsInvestment AfterReturnsHypothetical ExpensesHypothetical EndingInvestment1$10,000.00$500.00$10,500.00$86.76$10,415.002$10,415.00$520.75$10,935.75$90.36$10,847.223$10,847.22$542.36$11,389.58$94.11$11,297.384$11,297.38$564.87$11,862.25$98.02$11,766.225$11,766.22$588.31$12,354.53$102.09$12,254.526$12,254.52$612.73$12,867.25$106.32$12,763.087$12,763.08$638.15$13,401.23$110.74$13,292.758$13,292.75$664.64$13,957.39$115.33$13,844.409$13,844.40$692.22$14,536.62$120.12$14,418.9410$14,418.94$720.95$15,139.89$125.10$15,017.33Cumulative$6,044.98$1,048.95FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST – CS CLASS ANNUAL EXPENSE RATIO: 1.25%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginning InvestmentHypothetical Performance EarningsInvestment AfterReturnsHypothetical ExpensesHypothetical EndingInvestment1$10,000.00$500.00$10,500.00$127.34$10,375.002$10,375.00$518.75$10,893.75$132.12$10,764.063$10,764.06$538.20$11,302.26$137.07$11,167.714$11,167.71$558.39$11,726.10$142.21$11,586.505$11,586.50$579.33$12,165.83$147.55$12,020.996$12,020.99$601.05$12,622.04$153.08$12,471.787$12,471.78$623.59$13,095.37$158.82$12,939.478$12,939.47$646.97$13,586.44$164.78$13,424.709$13,424.70$671.24$14,095.94$170.96$13,928.1310$13,928.13$696.41$14,624.54$177.37$14,450.43Cumulative$5,933.93$1,511.30FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST – CAP CLASS ANNUAL EXPENSE RATIO: 0.65%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginning InvestmentHypothetical Performance EarningsInvestment AfterReturnsHypothetical ExpensesHypothetical EndingInvestment1$10,000.00$500.00$10,500.00$66.41$10,435.002$10,435.00$521.75$10,956.75$69.30$10,888.923$10,888.92$544.45$11,433.37$72.32$11,362.594$11,362.59$568.13$11,930.72$75.46$11,856.865$11,856.86$592.84$12,449.70$78.75$12,372.636$12,372.63$618.63$12,991.26$82.17$12,910.847$12,910.84$645.54$13,556.38$85.75$13,472.468$13,472.46$673.62$14,146.08$89.48$14,058.519$14,058.51$702.93$14,761.44$93.37$14,670.0610$14,670.06$733.50$15,403.56$97.43$15,308.21Cumulative$6,101.39$810.44December 23, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456924 (12/24)© 2024 Federated Hermes, Inc.Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustWEALTH SHARES (TICKER CAIXX)SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 29, 2024The following changes are effective January 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Wealth Shares (WS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)WSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)WSManagement Fee10.25%Distribution (12b-1) FeeNoneOther Expenses0.15%2Total Annual Fund Operating Expenses10.40%Fee Waivers and/or Expense Reimbursements1,3(0.12)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.28%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Fund may incur and pay shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the WS class of the Fund. The WS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.28% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$413 Years$1285 Years$22410 Years$5052. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“ADVISORY FEESThe Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.25% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the table in its entirety with the following:FEDERATED HERMES CALIFORNIA MUNICIPAL CASH TRUST – WS CLASSANNUAL EXPENSE RATIO: 0.40%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginning InvestmentHypothetical Performance EarningsInvestment AfterReturnsHypothetical ExpensesHypothetical EndingInvestment1$10,000.00$500.00$10,500.00$40.92$10,460.002$10,460.00$523.00$10,983.00$42.80$10,941.163$10,941.16$547.06$11,488.22$44.77$11,444.454$11,444.45$572.22$12,016.67$46.83$11,970.895$11,970.89$598.54$12,569.43$48.98$12,521.556$12,521.55$626.08$13,147.63$51.24$13,097.547$13,097.54$654.88$13,752.42$53.60$13,700.038$13,700.03$685.00$14,385.03$56.06$14,330.239$14,330.23$716.51$15,046.74$58.64$14,989.4210$14,989.42$749.47$15,738.89$61.34$15,678.93Cumulative$6,172.76$505.18December 23, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456925 (12/24)© 2024 Federated Hermes, Inc.Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustWEALTH SHARES (TICKER CAIXX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED FEBRUARY 29, 2024The following changes are effective January 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses” in each share classes “Fund Summary Information,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Wealth Shares (WS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)WSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)WSManagement Fee[1]0.25%Distribution (12b-1) FeeNoneOther Expenses0.15%[2]Total Annual Fund Operating Expenses[1]0.40%Fee Waivers and/or Expense Reimbursements[1,3](0.12)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.28%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Fund may incur and pay shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the WS class of the Fund. The WS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.28% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$413 Years$1285 Years$22410 Years$505December 23, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456936 (12/24)© 2024 Federated Hermes, Inc.Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustSERVICE SHARES (TICKER CACXX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED FEBRUARY 29, 2024The following changes are effective January 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Service Shares (SS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)SSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)SSManagement Fee[1]0.25%Distribution (12b-1) FeeNoneOther Expenses0.40%Total Annual Fund Operating Expenses[1]0.65%Fee Waivers and/or Expense Reimbursements[1,2](0.12)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.53%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.53% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$663 Years$2085 Years$36210 Years$810December 23, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456934 (12/24)© 2024 Federated Hermes, Inc.Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustCASH II SHARES (TICKER CALXX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED FEBRUARY 29, 2024The following changes are effective January 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Cash II Shares (CII) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)CIIMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)CIIManagement Fee[1]0.25%Distribution (12b-1) Fee0.20%Other Expenses0.40%Total Annual Fund Operating Expenses[1]0.85%Fee Waivers and/or Expense Reimbursements[1,2](0.17)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.68%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s CII class (after the voluntary waivers and/or reimbursements) will not exceed 0.68% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$873 Years$2715 Years$47110 Years$1,049December 23, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456932 (12/24)© 2024 Federated Hermes, Inc.Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustCASH SERIES SHARES (TICKER CCSXX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED FEBRUARY 29, 2024The following changes are effective January 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Cash Series Shares (CS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)CSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)CSManagement Fee[1]0.25%Distribution (12b-1) Fee0.60%Other Expenses0.40%Total Annual Fund Operating Expenses[1]1.25%Fee Waivers and/or Expense Reimbursements[1,2](0.22)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements1.03%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s CS class (after the voluntary waivers and/or reimbursements) will not exceed 1.03% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$1273 Years$3975 Years$68610 Years$1,511December 23, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456933 (12/24)© 2024 Federated Hermes, Inc.Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustCAPITAL SHARES (TICKER CCCXX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED FEBRUARY 29, 2024The following changes are effective January 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Capital Shares (CAP) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)CAPMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)CAPManagement Fee[1]0.25%Distribution (12b-1) FeeNoneOther Expenses0.40%Total Annual Fund Operating Expenses[1]0.65%Fee Waivers and/or Expense Reimbursements[1,2](0.27)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.38%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s CAP class (after the voluntary waivers and/or reimbursements) will not exceed 0.38% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$663 Years$2085 Years$36210 Years$810December 23, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456927 (12/24)© 2024 Federated Hermes, Inc.Federated Hermes California Municipal Cash TrustA Portfolio of Federated Hermes Money Market Obligations TrustWEALTH SHARES (TICKER CAIXX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED FEBRUARY 29, 2024The following changes are effective January 1, 2025.1. Under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and “Example” in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Wealth Shares (WS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shareholder Fees (fees paid directly from your investment)WSMaximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneExchange FeeNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)WSManagement Fee10.25%Distribution (12b-1) FeeNoneOther Expenses0.15%2Total Annual Fund Operating Expenses10.40%Fee Waivers and/or Expense Reimbursements1,3(0.12)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.28%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective January 1, 2025.2The Fund may incur and pay shareholder services/account administration fees on its WS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the WS class of the Fund. The WS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).3The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, interest expense and proxy-related expenses if any) paid by the Fund’s WS class (after the voluntary waivers and/or reimbursements) will not exceed 0.28% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$413 Years$1285 Years$22410 Years$505December 23, 2024Federated Hermes California Municipal Cash Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456935 (12/24)© 2024 Federated Hermes, Inc.